UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5011

Name of Fund: CMA California Municipal Money Fund
              CMA Multi-State Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, CMA
      California Municipal Money Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/03

Date of reporting period: 04/01/02 - 3/31/03

Item 1 - Attach shareholder report

[LOGO] Merrill Lynch Investment Managers

Annual Report
March 31, 2003

CMA California
Municipal Money Fund

www.mlim.ml.com

TO OUR SHAREHOLDERS:
--------------------------------------------------------------------------------

For the year ended March 31, 2003, CMA California Municipal Money Fund paid shareholders a net annualized yield of .85%.* As of March 31, 2003, the Fund's 7-day yield was .69%.

Economic Environment

During the six-month period ended March 31, 2003, equity and fixed income markets and the domestic economy continued to be influenced strongly by developments outside of the financial sector. The uncertainty that surrounded the effectiveness of the weapons inspections by the United Nations and the eventual onset of war with Iraq in mid-March weighed heavily on consumer and corporate spending. Despite the increased volatility in the equity markets because of geopolitical uncertainty, the Dow Jones Industrial Average and the NASDAQ Composite Index were able to post positive gains for the period. However, by March 31, 2003, both indexes were well off the highs reached in late November 2002.

Fixed income investors favored the very short end of the U.S. Treasury yield curve because of its relative safety. Six-month and two-year U.S. Treasury bills experienced solid gains that lowered yields on these instruments 43 basis points (.43%) and 31 basis points, respectively. Finally, the Federal Open Market Committee, has met four times since September 30, 2002, lowering interest rates 50 basis points at its meeting on November 6, 2002 and bringing the Federal Funds borrowing rate to a historic low of 1.25%. Interestingly, at the Federal Open Market Committee meeting on March 18, 2003, the Federal Reserve Board chose not to issue its customary stated bias, which typically characterizes the committee's current risk assessment for the economy. This may have left the door open for the Federal Reserve Board to cut the Federal Funds rate between meetings should conditions warrant.

Specific to California, the state's financial situation continued to concern the major rating agencies during the period as both its long-term and short-term credit ratings were lowered further. At March 31, 2003, the state legislature continued to debate significant tax increases and budget reductions to close an estimated $21 billion budget deficit for the current fiscal year. The treasurer's office has indicated that it may need to issue $9 billion - $11 billion in revenue anticipation warrants this June to retire its currently outstanding revenue anticipation notes and satisfy its financial obligations during the June 2003 fiscal year end.

Investment Strategy

For the six-month period ended March 31, 2003, the short-term municipal market experienced two distinct segments. Initially, short-term municipal yields moved higher as a result of unusually heavy supply in the short end of the yield curve. The State of California and the California Department of Water Resources both marketed multi-billion dollar issues that pushed overall short-term municipal yields to period highs by late October 2002. One-year note yields that began the period in the 1.45% range rose to the 1.75% area, while the average variable rate yield rose from 1.55% to 1.85%. However, from early November 2002 through period end, the increased uncertainty surrounding international events and strong asset inflows

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.

into the short end of the yield curve strengthened demand for these municipal securities. This higher demand lowered the yield on a one-year fixed coupon note to the 1.10% range, while the average variable rate yield fell to the 1.15% range by period end. We maintained the Fund's average portfolio maturity in a neutral range of 30 days - 50 days. This investment strategy was appropriate in light of growing global uncertainties. Additionally, the flat nature of the short-term yield curve offered little incentive to implement a more aggressive investment stance.

Within the portfolio, fixed coupon securities with maturities predominately in the six-month - nine-month range remained an important diversification tool and provided an avenue to secure attractive yields through the first quarter of 2003. Two of our larger purchases in this sector were $120 million in State of California Revenue Anticipation Notes with a June 2003 maturity and $70 million in California Department of Water Resources bonds with a February 2003 maturity. During this time, average variable rate yields, which adjust on a daily or weekly basis, fell to a period low of .95% - 1.00% because of strong demand. The Fund's fixed coupon securities, which included municipal notes, puts and tax-exempt commercial paper, comprised approximately 30% of the Fund's assets during the period and performed especially well as variable rate yields moved lower. Finally, the Fund's portfolio strategy and asset allocation during the six-month period ended March 31, 2003 provided shareholders with a well-diversified portfolio of high credit quality securities and a stable net asset value.

Looking forward, we will continue to closely monitor budget developments in California. We expect that county and local governments will be increasing the level of issuance during the upcoming summer note season as a result of an expected decrease in state assistance. This increase in issuance could possibly place significant upward pressure on California-specific short-term yields.

In Conclusion

We thank you for your continued support of CMA California Municipal Money Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ Kenneth A. Jacob

Kenneth A. Jacob
Senior Vice President


/s/ John M. Loffredo

John M. Loffredo
Senior Vice President


/s/ Steven T. Lewis

Steven T. Lewis
Portfolio Manager

April 15, 2003

CMA CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003                      (IN THOUSANDS)
--------------------------------------------------------------------------------

                         Face
State                   Amount                                          Issue                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
California--           $ 6,495    ABN Amro Munitops Certificates Trust, California, GO, Refunding, VRDN,
97.8%                             Series 2003-1, 1.15% due 2/01/2010 (a)(d) ..............................................  $  6,495
                                  ABN Amro Munitops Certificates Trust, VRDN (a):
                        16,912        Series 1998-17, 1.15% due 7/05/2006 (c) ............................................    16,912
                         5,000        Series 1998-25, 1.15% due 7/05/2006 (c) ............................................     5,000
                         5,373        Series 1999-7, 1.15% due 7/04/2007 (b) .............................................     5,373
                        10,000    Abag Finance Authority For Non-Profit Corporations, California, Lease Revenue
                                  Bonds, Pass-Thru Obligations, VRDN, Series A, 1.15% due 7/01/2008 (a) ..................    10,000
                        16,900    Anaheim, California, Public Financing Authority Revenue Bonds, MERLOTS,
                                  Series B1, 1.21% due 10/01/2022 (a)(c) .................................................    16,900
                        15,000    Auburn, California, Union School District, COP, Refunding, VRDN,
                                  1.15% due 12/01/2032 (a)(e) ............................................................    15,000
                        47,000    California Community College Financing Authority, TRAN, Series A,
                                  3% due 6/30/2003 .......................................................................    47,152
                                  California Educational Facilities Authority Revenue Bonds, VRDN (a):
                        10,900        (Life Chiropractic College), 1.17% due 1/01/2025 ...................................    10,900
                         4,000        (Pepperdine University), Series B, 1.13% due 11/01/2029 ............................     4,000
                         6,400        (San Francisco Conservatory), 1.10% due 3/01/2025 ..................................     6,400
                                  California HFA, Home Mortgage Revenue Bonds, VRDN (a):
                         4,200        AMT, Series J, 1.20% due 2/01/2033 .................................................     4,200
                        10,600        AMT, Series M, 1.20% due 2/01/2025 .................................................    10,600
                        12,800        AMT, Series M, 1.20% due 8/01/2033 .................................................    12,800
                        15,000        AMT, Series Q, 1.30% due 8/01/2033 .................................................    15,000
                        22,260        AMT, Series U, 1.20% due 2/01/2032 (e) .............................................    22,260
                         1,200        Series F, 1.15% due 2/01/2033 (e) ..................................................     1,200
                                  California HFA, M/F Housing Revenue Bonds, VRDN, AMT (a):
                        42,405        Series A, 1.23% due 2/01/2026 ......................................................    42,405
                        13,900        Series A, 1.23% due 2/01/2035 ......................................................    13,900
                        47,300        Series C, 1.20% due 2/01/2033 ......................................................    47,300
                                  California Health Facilities Financing Authority Revenue Bonds, FLOATS (a)(b):
                        22,265        Series 591, 1.18% due 3/01/2014 ....................................................    22,265
                        28,345        Series 592, 1.18% due 3/01/2021 ....................................................    28,345
                         3,335    California Infrastructure and Economic Development Bank Empowerment
                                  Revenue Bonds (Gold Coast Baking Company Project), VRDN, AMT,
                                  1.25% due 4/01/2012 (a) ................................................................     3,335

Portfolio Abbreviations for CMA California Municipal Money Fund

AMT      Alternative Minimum Tax (subject to)
COP      Certificates of Participation
CP       Commercial Paper
FLOATS   Floating Rate Securities
GO       General Obligation Bonds
HFA      Housing Finance Agency
IDA      Industrial Development Authority
IDR      Industrial Development Revenue Bonds
M/F      Multi-Family
MERLOTS  Municipal Extendible Receipt Liquidity
         Option Tender Securities
MSTR     Municipal Securities Trust Receipts
PCR      Pollution Control Revenue Bonds
RAN      Revenue Anticipation Notes
ROCS     Reset Option Certificates
TRAN     Tax Revenue Anticipation Notes
VRDN     Variable Rate Demand Notes

CMA CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003 (CONTINUED)          (IN THOUSANDS)
--------------------------------------------------------------------------------

                         Face
State                   Amount                                          Issue                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
California                        California Infrastructure and Economic Development Bank Revenue Refunding
(continued)                       Bonds, VRDN (a):
                      $  4,100        (Guided Discoveries Inc. Project), 1.15% due 6/01/2032 ............................   $  4,100
                        37,300        (Independent System Operation Corporation Project), Series A,
                                      1.25% due 4/01/2008 (b) ...........................................................     37,300
                        22,570        (Independent Systems Operator Corporation Project), Series B,
                                      1.30% due 4/01/2008 (b) ...........................................................     22,570
                        31,795        (Independent Systems Operator Corporation Project), Series C,
                                      1.10% due 4/01/2009 (b) ...........................................................     31,795
                         5,600    California Pollution Control Financing Authority, Environmental
                                  Improvement Revenue Bonds (Atlantic Richfield Co. Project), VRDN, AMT,
                                  1.20% due 12/01/2032 (a) ..............................................................      5,600
                                  California Pollution Control Financing Authority, PCR, Refunding (Pacific Gas
                                  and Electric), VRDN (a):
                       140,250        AMT, Series B, 1.20% due 11/01/2026 ...............................................    140,250
                       158,425        Series C, 1.20% due 11/01/2026 ....................................................    158,425
                        47,050        Series E, 1.25% due 11/01/2026 ....................................................     47,050
                        22,600        Series F, 1.25% due 11/01/2026 ....................................................     22,600
                         3,000    California Pollution Control Financing Authority, Resource Recovery
                                  Revenue Bonds (Atlantic Richfield Co. Project), VRDN, Series A,
                                  1.18% due 12/01/2024 (a) ..............................................................      3,000
                         4,000    California Pollution Control Financing Authority, Solid Waste Disposal Revenue
                                  Refunding Bonds (Waste Management Project), VRDN, AMT, Series A,
                                  1.15% due 1/01/2022 (a) ...............................................................      4,000
                        70,000    California School Cash Reserve Program Authority Revenue Bonds, Series A,
                                  3% due 7/03/2003 ......................................................................     70,236
                         2,100    California School Facilities Financing Corporation, COP, Refunding (Capital
                                  Improvement Financing Projects), VRDN, Series C, 1.05% due 7/01/2022 (a) ..............      2,100
                                  California State, CP:
                         4,000        1.30% due 4/08/2003 ...............................................................      4,000
                        36,350        1.25% due 5/12/2003 ...............................................................     36,350
                        12,000        1.25% due 5/14/2003 ...............................................................     12,000
                                  California State Department of Water Resources, Power Supply Revenue
                                  Bonds (a):
                        75,000        FLOATS, Series 765, 1.15% due 5/01/2015 (d) .......................................     75,000
                         1,400        VRDN, Series B-5, 1.15% due 5/01/2022 .............................................      1,400
                        29,000        VRDN, Series C-2, 1.15% due 5/01/2022 (d) .........................................     29,000
                        45,000        VRDN, Series C-4, 1.25% due 5/01/2022 .............................................     45,000
                         1,800    California State Economic Development Financing Authority, IDR (Harvel
                                  Plastics Inc. Project), VRDN, AMT, 1.35% due 3/01/2010 (a) ............................      1,800
                                  California State, GO, MSTR, VRDN (a):
                         8,555        Series SGA-7, 1.13% due 9/01/2018 (e) .............................................      8,555
                         9,600        Series SGA-39, 1.13% due 6/01/2014 (b) ............................................      9,600
                         9,340        Series SGA-40, 1.13% due 6/01/2013 (c) ............................................      9,340
                         9,370        Series SGA-72, 1.13% due 6/01/2017 (c) ............................................      9,370
                         3,185    California State, GO, Refunding, MERLOTS, Series A-47,
                                  1.21% due 2/01/2011 (a)(b) ............................................................      3,185
                                  California State, GO, Refunding, MSTR, VRDN (a):
                         7,900        Series SGA-119, 1.15% due 9/01/2028 (c) ...........................................      7,900
                         3,800        Series SGA-135, 1.15% due 12/01/2030 (d)(g) .......................................      3,800
                        11,155        Series SGA-136, 1.15% due 12/01/2030 (g) ..........................................     11,155

CMA CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003 (CONTINUED)          (IN THOUSANDS)
--------------------------------------------------------------------------------

                         Face
State                   Amount                                          Issue                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
California            $  9,185    California State, MERLOTS, Series A-17, 1.21% due 11/01/2018 (a) ......................   $  9,185
(continued)                       California State, RAN:
                       110,000        1.31% due 6/20/2003 ...............................................................    110,000
                       117,910        2.50% due 6/27/2003 ...............................................................    118,170
                        44,000        Index, Series G, 1.30% due 6/20/2003 ..............................................     44,000
                                  California Statewide Communities Development Authority, M/F Housing
                                  Revenue Bonds VRDN (a):
                        10,000        (Canyon Creek Apartments), AMT, Series C, 1.15% due 6/15/2025 (f) .................     10,000
                         4,200        (Kimberly Woods), AMT, Series B, 1.15% due 6/15/2025 (f) ..........................      4,200
                        13,250        (Knolls at Green Valley), AMT, Series FF, 1.35% due 1/01/2036 .....................     13,250
                         5,400        (Lincoln Terrace Apartments), AMT, Series EE, 1.35% due 7/01/2036 .................      5,400
                        10,475        (More Than Shelter), Series A, 1.10% due 1/15/2031 ................................     10,475
                         3,285        (Olen Jones Senior Apartments), AMT, Series BB, 1.20% due 12/01/2034 ..............      3,285
                        17,000    California Statewide Communities Development Authority Revenue Bonds
                                  (Kaiser Permanente), VRDN, Series B, 1.35% due 11/01/2030 (a) .........................     17,000
                        30,000    California Statewide Communities Development Authority, TRAN, Series A,
                                  3% due 6/30/2003 ......................................................................     30,095
                         9,870    California Transit Finance Authority Revenue Bonds, VRDN,
                                  1.20% due 10/01/2027 (a)(e) ...........................................................      9,870
                        17,459    Clipper Tax-Exempt Trust, COP, VRDN, AMT, Series 98-9, 1.25% due 7/12/2003 (a) ........     17,459
                        15,525    Contra Costa, California, Water District Revenue Bonds, MSTR, VRDN,
                                  Series SGA 24, 1.13% due 10/01/2019 (a)(b) ............................................     15,525
                         5,800    Dublin, California, M/F Housing Authority Revenue Bonds (Park Sierra), VRDN,
                                  AMT, Series A, 1.25% due 6/01/2028 (a) ................................................      5,800
                        18,320    Eagle Tax-Exempt Trust, California State Department of Water Resources,
                                  Power Supply Revenue Bonds, VRDN, Series 2002-6017, Class A,
                                  1.12% due 5/01/2018 (a)(d) ............................................................     18,320
                        29,700    Eagle Tax-Exempt Trust, California, VRDN, Series 2000-0501, Class A,
                                  1.14% due 10/01/2028 (a) ..............................................................     29,700
                         8,900    Elsinore Valley, California, Municipal Water District, COP, VRDN, Series A,
                                  1.10% due 7/01/2029 (a)(c) ............................................................      8,900
                        10,360    Fremont, California, High School District, Santa Clara County, GO, TRAN,
                                  3% due 7/01/2003 ......................................................................     10,396
                         8,980    Fresno, California, Airport Revenue Bonds, MERLOTS, AMT, Series B2,
                                  1.26% due 7/01/2030 (a)(e) ............................................................      8,980
                         4,685    Fresno, California, Water System Revenue Refunding Bonds, MSTR, VRDN,
                                  Series SGA 76, 1.13% due 6/01/2024 (a)(c) .............................................      4,685
                        15,783    Glendale, California, Hospital Revenue Refunding Bonds, FLOATS, Series 590,
                                  1.18% due 3/01/2014 (a)(b) ............................................................     15,783
                         1,925    Kern County, California, Superintendent of Schools, COP, VRDN, Series A,
                                  1.15% due 12/01/2021 (a) ..............................................................      1,925
                         4,250    Livermore, California, Redevelopment Agency, M/F Revenue Refunding Bonds
                                  (Livermore Apartments), VRDN, AMT, Series A, 1.25% due 11/01/2040 (a) .................      4,250
                        19,430    Loma Linda, California, M/F Housing Revenue Refunding Bonds (Loma Linda
                                  Springs), VRDN, AMT, 1.16% due 12/15/2031 (a) .........................................     19,430
                        14,740    Los Angeles, California, Community Redevelopment Agency, M/F Housing
                                  Revenue Bonds (Rowan Lofts Project), VRDN, AMT, Series A,
                                  1.15% due 12/01/2034 (a) ..............................................................     14,740
                         3,000    Los Angeles, California, Department of Airports, Airport Municipal Trust
                                  Revenue Bonds, FLOATS, Series SG 61, 1.18% due 5/15/2020 (a)(c) .......................      3,000

CMA CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003 (CONTINUED)          (IN THOUSANDS)
--------------------------------------------------------------------------------

                         Face
State                   Amount                                          Issue                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
California                        Los Angeles, California, Department of Water and Power, Electric Plant Revenue
(continued)                       Refunding Bonds, MSTR, VRDN (a):
                       $ 4,075        Series SGA 4, 1.13% due 11/15/2019 (c) ............................................   $  4,075
                         4,005        Series SGA 6, 1.13% due 11/15/2019 (b) ............................................      4,005
                         3,120    Los Angeles, California, Department of Water and Power, Waterworks Revenue
                                  Refunding Bonds, MERLOTS, Series A24, 1.20% due 7/01/2030 (a)(b) ......................      3,120
                         5,000    Los Angeles, California, Harbor Department Revenue Bonds, FLOATS,
                                  Series SG-59, 1.18% due 8/01/2026 (a)(b) ..............................................      5,000
                                  Los Angeles, California, Unified School District, GO, MERLOTS (a):
                        25,000        Series A22, 1.21% due 7/01/2022 (e) ...............................................     25,000
                         5,000        Series B12, 1.21% due 1/01/2027 (b) ...............................................      5,000
                                  Los Angeles, California, Unified School District, GO, TRAN:
                        15,000        Series B, 3% due 7/01/2003 ........................................................     15,049
                        40,000        Series C, 3.25% due 7/01/2003 .....................................................     40,155
                                  Los Angeles, California, Wastewater System Revenue Refunding Bonds,
                                  VRDN (a)(c):
                        12,000        Sub-Series A, 1.25% due 12/01/2031 ................................................     12,000
                        16,000        Sub-Series B, 1.25% due 12/01/2031 ................................................     16,000
                         4,800    Los Angeles, California, Water and Power Revenue Refunding Bonds, VRDN,
                                  Sub-Series B-6, 1.20% due 7/01/2034 (a) ...............................................      4,800
                        22,630    Los Angeles County, California, Capital Asset Lease Revenue Bonds, CP,
                                  Series 97, 1% due 5/02/2003 ...........................................................     22,630
                        70,350    Los Angeles County, California, GO, TRAN, Series A, 3% due 6/30/2003 ..................     70,584
                        13,100    Los Angeles County, California, Housing Authority, M/F Housing Revenue Bonds
                                  (Park Sierra), VRDN, Series A, 1.20% due 9/01/2030 (a) ................................     13,100
                        14,199    Los Angeles County, California, Housing Authority, M/F Housing Revenue
                                  Refunding Bonds (Malibu Meadows II), VRDN, Series C,
                                  1.15% due 4/15/2028 (a)(f) ............................................................     14,199
                                  Los Angeles County, California, Metropolitan Transportation Authority, Revenue
                                  Refunding Bonds, MSTR, VRDN (a)(e):
                        40,000        Series SGB 1, 1.12% due 7/01/2025 .................................................     40,000
                        40,850        Series SGB 2, 1.12% due 7/01/2021 .................................................     40,850
                                  Los Angeles County, California, Metropolitan Transportation Authority, Sales
                                  Tax Revenue Bonds, FLOATS (a):
                         6,000        Series SG-46, 1.14% due 7/01/2017 (d) .............................................      6,000
                        20,000        Series SG-55, 1.14% due 7/01/2018 (b) .............................................     20,000
                         8,000    Lucia Mar, California, Unified School District, COP, Refunding (Capital Financing
                                  Project), VRDN, 1.15% due 5/01/2031 (a) ...............................................      8,000
                         7,435    Monrovia, California, Unified School District, GO, MSTR, VRDN, Series SGA 70,
                                  1.13% due 8/01/2022 (a)(b) ............................................................      7,435
                                  Municipal Securities Trust Certificates, California, GO, VRDN (a)(c):
                        24,550        Series 2000-97, Class A, 1.13% due 9/01/2016 ......................................     24,550
                        20,860        Series 2001-118, Class A, 1.15% due 3/03/2009 .....................................     20,860
                         6,150    National City, California, Community Development Commission, Tax Allocation
                                  Revenue Bonds (Redevelopment Project), VRDN, Series B,
                                  1.15% due 8/01/2025 (a) ...............................................................      6,150
                                  Newport Beach, California, Revenue Bonds (Hoag Memorial Presbyterian
                                  Hospital), VRDN (a):
                        12,500        Series A, 1.15% due 12/01/2029 ....................................................     12,500
                        20,000        Series C, 1.15% due 12/01/2029 ....................................................     20,000
                         8,995    Palmdale, California, COP, ROCS, Series II-R-200, 1.12% due 9/01/2032 (a)(b) ..........      8,995

CMA CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003 (CONTINUED)          (IN THOUSANDS)
--------------------------------------------------------------------------------

                        Face
State                  Amount                                           Issue                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
California            $ 13,570    Port Oakland, California, Port Revenue Bonds, MSTR, VRDN, Series SG 112,
(concluded)                       1.18% due 11/01/2025 (a)(b) ...........................................................   $ 13,570
                         3,300    Riverside County, California, IDA, IDR (Universal Forest Products), VRDN,
                                  AMT, 1.27% due 8/01/2029 (a) ..........................................................      3,300
                        12,300    Sacramento, California, Housing Authority, M/F Housing Revenue Bonds
                                  (Greenfair Apartments), VRDN, AMT, Series G, 1.20% due 12/01/2030 (a) .................     12,300
                        30,050    Sacramento, California, Municipal Utility District, Electric Revenue Bonds,
                                  CP, 1% due 4/01/2003 ..................................................................     30,050
                         5,760    Sacramento, California, Municipal Utility District, Electric Revenue Bonds,
                                  MSTR, VRDN, Series SGB 4, 1.12% due 8/15/2021 (a)(d) ..................................      5,760
                                  Sacramento, California, Municipal Utility District, Electric Revenue
                                  Refunding Bonds (a)(e):
                        12,910        FLOATS, Series 748, 1.30% due 8/15/2028 ...........................................     12,910
                         9,400        MSTR, VRDN, Series SGA 5, 1.13% due 11/15/2006 ....................................      9,400
                        10,000    San Bernardino County, California, COP, Refunding (Medical Center Financing
                                  Project), VRDN, 1.11% due 8/01/2026 (a)(b) ............................................     10,000
                         6,430    San Bernardino County, California, GO, TRAN, 2.50% due 7/01/2003 ......................      6,444
                         7,000    San Diego, California, Sewer Revenue Bonds, FLOATS, Series SG 14,
                                  1.14% due 5/15/2020 (a)(d) ............................................................      7,000
                                  San Diego, California, Unified Port District, Subordinate Airport Revenue, CP
                                  (Lindbergh Field):
                        20,160        1.05% due 11/03/2003 ..............................................................     20,160
                        22,134        1.10% due 11/03/2003 ..............................................................     22,134
                         5,000    San Diego County and School District Revenue Bonds, TRAN, Series B,
                                  3% due 7/31/2003 ......................................................................      5,021
                                  San Francisco, California, City and County Airport Commission, International
                                  Airport Revenue Bonds, MSTR, VRDN (a):
                         7,705        AMT, Series SGA-56, 1.13% due 5/01/2026 (b) .......................................      7,705
                        28,005        Series SG-115, 1.27% due 5/01/2020 (c) ............................................     28,005
                        16,555        Series SG-116, 1.27% due 5/01/2026 (b) ............................................     16,555
                         2,695    San Jose, California, Airport Revenue Refunding Bonds, ROCS, Series II-R-2004,
                                  1.12% due 3/01/2016 (a)(e) ............................................................      2,695
                                  San Jose, California, M/F Housing Revenue Bonds, VRDN (a):
                        12,000        (Carlton Homes), AMT, Series A, 1.16% due 10/15/2032 ..............................     12,000
                        26,400        (Siena Renaissance Square Apartments), 1.15% due 12/01/2029 .......................     26,400
                         9,935    Santa Clara, California, Electric Revenue Refunding Bonds, MSTR, VRDN,
                                  Series SGA-75, 1.13% due 7/01/2027 (a)(d) .............................................      9,935
                        27,750    Santa Cruz County, California, Board of Education, GO, TRAN,
                                  3% due 7/01/2003 ......................................................................     27,841
                         7,000    Santa Cruz County, California, GO, TRAN, 3% due 7/01/2003 .............................      7,023
                         8,315    Santa Cruz County, California, Public Financing Authority Revenue Bonds,
                                  MSTR, VRDN, Series SG-23, 1.14% due 9/01/2023 (a)(b) ..................................      8,315
                         3,300    Shafter, California, IDA, IDR (Building Materials Manufacturing Corporation
                                  Project), VRDN, AMT, 1.10% due 6/01/2029 (a) ..........................................      3,300
                                  Simi Valley, California, M/F Housing Revenue Bonds, VRDN (a):
                        12,500        (Parker Ranch Project), AMT, Series A, 1.15% due 7/15/2036 ........................     12,500
                        12,000        (Shadowridge Apartments), 1.15% due 9/01/2019 .....................................     12,000
                        25,000    Southern California Public Power Authority, Transmission Project Revenue
                                  Refunding Bonds (Southern Transmission), VRDN, Series A,
                                  1.10% due 7/01/2021 (a)(e) ............................................................     25,000
                        16,000    Ventura County, California, GO, TRAN, 3% due 7/01/2003 ................................     16,053
                        17,800    Ventura County, California, Public Financing Authority, Lease Revenue Bonds,
                                  CP, 1.05% due 8/14/2003 ...............................................................     17,800
------------------------------------------------------------------------------------------------------------------------------------

CMA CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003 (CONCLUDED)          (IN THOUSANDS)
--------------------------------------------------------------------------------

                        Face
                       Amount                                           Issue                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Puerto Rico--                     Government Development Bank of Puerto Rico, CP:
1.9%                  $ 15,188        1.10% due 5/05/2003 .............................................................   $   15,188
                         6,945        1.05% due 5/20/2003 .............................................................        6,945
                         4,900    Municipal Securities Trust Certificates, Puerto Rico, Revenue Bonds, VRDN,
                                  Series 2000-107, Class A, 1.07% due 5/19/2009 (a)(e) ................................        4,900
                         4,000    Puerto Rico Commonwealth, FLOATS, Series PMD-8,
                                  1.15% due 7/01/2026 (a)(b) ..........................................................        4,000
                         3,450    Puerto Rico Commonwealth, Highway and Transportation Authority,
                                  Transportation Revenue Bonds, FLOATS, Series PMD-9,
                                  1.15% due 7/01/2026 (a)(e) ..........................................................        3,450
                                  Puerto Rico Electric Power Authority, Power Revenue Bonds, MSTR,
                                  VRDN (a)(b):
                         6,300        Series SGA-43, 1.07% due 7/01/2022 ..............................................        6,300
                         8,635        Series SGA 44, 1.07% due 7/01/2023 ..............................................        8,635
------------------------------------------------------------------------------------------------------------------------------------
                                  Total Investments (Cost--$2,658,697*)--99.7% ........................................    2,658,697

                                  Other Assets Less Liabilities--0.3% .................................................        8,154
                                                                                                                          ----------
                                  Net Assets--100.0% ..................................................................   $2,666,851
                                                                                                                          ==========
------------------------------------------------------------------------------------------------------------------------------------

(a) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 2003.
(b)   MBIA Insured.
(c)   FGIC Insured.
(d)   AMBAC Insured.
(e)   FSA Insured.
(f)   FNMA Collateralized.
(g)   XL Capital Insured.
*     Cost for Federal income tax purposes.

      See Notes to Financial Statements.

CMA CALIFORNIA MUNICIPAL MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF MARCH 31, 2003
--------------------------------------------------------------------------------

Assets:
Investments, at value (identified cost--$2,658,697,172) .............................                               $ 2,658,697,172
Cash ................................................................................                                     4,948,311
Interest receivable .................................................................                                    12,853,355
Prepaid registration fees and other assets ..........................................                                        27,794
                                                                                                                    ---------------
Total assets ........................................................................                                 2,676,526,632
                                                                                                                    ---------------

Liabilities:
Payables:
  Securities purchased ..............................................................          $ 4,803,794
  Beneficial interest redeemed ......................................................            3,402,847
  Investment adviser ................................................................              913,467
  Distributor .......................................................................              437,401                9,557,509
                                                                                               -----------
Accrued expenses ....................................................................                                       118,120
                                                                                                                    ---------------
Total liabilities ...................................................................                                     9,675,629
                                                                                                                    ---------------
Net Assets ..........................................................................                               $ 2,666,851,003
                                                                                                                    ===============

Net Assets Consist of:
Shares of beneficial interest, $.10 par value, unlimited number of
shares authorized ...................................................................                               $   266,744,988
Paid-in capital in excess of par ....................................................                                 2,400,329,678
Accumulated realized capital losses--net ............................................                                      (223,663)
                                                                                                                    ---------------
Net Assets--Equivalent to $1.00 per share based on 2,667,449,881 shares of
beneficial interest outstanding .....................................................                               $ 2,666,851,003
                                                                                                                    ===============

See Notes to Financial Statements.

CMA CALIFORNIA MUNICIPAL MONEY FUND
STATEMENT OF OPERATIONS FOR THE YEAR ENDED MARCH 31, 2003
--------------------------------------------------------------------------------

Investment Income:
Interest and amortization of premium and discount earned ........................                                       $ 37,434,596

Expenses:
Investment advisory fees ........................................................              $ 10,766,051
Distribution fees ...............................................................                 3,278,185
Accounting services .............................................................                   379,478
Transfer agent fees .............................................................                   196,262
Professional fees ...............................................................                    87,881
Custodian fees ..................................................................                    61,707
Printing and shareholder reports ................................................                    43,189
Registration fees ...............................................................                    25,810
Trustees' fees and expenses .....................................................                    24,163
Pricing fees ....................................................................                    15,339
Other ...........................................................................                    35,185
                                                                                               ------------
Total expenses ..................................................................                                         14,913,250
                                                                                                                        ------------
Investment income--net ..........................................................                                         22,521,346
Realized Gain on Investments--Net ...............................................                                             37,457
                                                                                                                        ------------
Net Increase in Net Assets Resulting from Operations ............................                                       $ 22,558,803
                                                                                                                        ============

See Notes to Financial Statements.

CMA CALIFORNIA MUNICIPAL MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                 For the Year Ended March 31,
                                                                                           ----------------------------------------
Increase (Decrease) in Net Assets:                                                               2003                    2002
-----------------------------------------------------------------------------------------------------------------------------------
Operations:
Investment income--net ...........................................................         $    22,521,346          $    39,907,969
Realized gain on investments--net ................................................                  37,457                   76,139
                                                                                           ---------------          ---------------
Net increase in net assets resulting from operations .............................              22,558,803               39,984,108
                                                                                           ---------------          ---------------
Dividends to Shareholders:
Dividends to shareholders from investment income--net ............................             (22,521,346)             (39,907,969)
                                                                                           ---------------          ---------------
Beneficial Interest Transactions:
Net proceeds from sale of shares .................................................           7,783,871,053            8,569,967,674
Value of shares issued to shareholders in reinvestment of dividends ..............              22,522,100               39,898,428
                                                                                           ---------------          ---------------
                                                                                             7,806,393,153            8,609,866,102
Cost of shares redeemed ..........................................................          (7,854,465,498)          (8,324,230,757)
                                                                                           ---------------          ---------------
Net increase (decrease) in net assets derived from beneficial
interest transactions ............................................................             (48,072,345)             285,635,345
                                                                                           ---------------          ---------------
Net Assets:
Total increase (decrease) in net assets ..........................................             (48,034,888)             285,711,484
Beginning of year ................................................................           2,714,885,891            2,429,174,407
                                                                                           ---------------          ---------------
End of year ......................................................................         $ 2,666,851,003          $ 2,714,885,891
                                                                                           ===============          ===============

See Notes to Financial Statements.

CMA CALIFORNIA MUNICIPAL MONEY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following per share data and ratios have been derived                         For the Year Ended March 31,
from information provided in the financial statements.      -----------------------------------------------------------------------

Increase (Decrease) in Net Asset Value:                         2003          2002           2001           2000           1999
-----------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of year .....................    $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
                                                            -----------    -----------    -----------    -----------    -----------
Investment income--net .................................            .01            .02            .03            .03            .03
Realized gain (loss) on investments--net ...............             --+            --+            --+            --+            --+
                                                            -----------    -----------    -----------    -----------    -----------
Total from investment operations .......................            .01            .02            .03            .03            .03
                                                            -----------    -----------    -----------    -----------    -----------
Less dividends from investment income--net .............           (.01)          (.02)          (.03)          (.03)          (.03)
                                                            -----------    -----------    -----------    -----------    -----------
Net asset value, end of year ...........................    $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
                                                            ===========    ===========    ===========    ===========    ===========
Total Investment Return ................................            .85%          1.61%          3.02%          2.59%          2.68%
                                                            ===========    ===========    ===========    ===========    ===========
Ratios to Average Net Assets:
Expenses ...............................................            .57%           .57%           .58%           .58%           .58%
                                                            ===========    ===========    ===========    ===========    ===========
Investment income--net .................................            .85%          1.58%          2.98%          2.56%          2.63%
                                                            ===========    ===========    ===========    ===========    ===========
Supplemental Data:
Net assets, end of year (in thousands) .................    $ 2,666,851    $ 2,714,886    $ 2,429,174    $ 2,312,154    $ 2,270,864
                                                            ===========    ===========    ===========    ===========    ===========

+     Amount is less than $.01 per share.

      See Notes to Financial Statements.

CMA CALIFORNIA MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. Significant Accounting Policies:

CMA California Municipal Money Fund (the "Fund") is part of CMA Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the demand notice payment period. In the case of a floating rate instrument, the remaining maturity is the next coupon date on which the interest rate is to be adjusted.

(b) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders -- The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax withheld and backup withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

(f) Expenses -- Certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis based upon the respective aggregate net asset value of each Fund included in the Trust.

(g) Reclassification -- Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax difference of $373,554 has been reclassified between paid-in capital in excess of par and accumulated net realized capital losses. This reclassification has no effect on net assets or net asset value per share.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets, at the following annual rates: .50% of the first $500 million of average daily net assets; .425% of average

CMA CALIFORNIA MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

daily net assets in excess of $500 million but not exceeding $1 billion, and ..375% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of .125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial advisors and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the year ended March 31, 2003, the Fund reimbursed FAM $48,368 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

3. Shares of Beneficial Interest:

The number of shares sold, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended March 31, 2003 and March 31, 2002 was as follows:

--------------------------------------------------------------------------------
                                                  3/31/2003           3/31/2002
--------------------------------------------------------------------------------
Distributions paid from:
  Tax-exempt
    income .............................         $22,521,346         $39,907,969
                                                 -----------         -----------
Total distributions ....................         $22,521,346         $39,907,969
                                                 ===========         ===========
--------------------------------------------------------------------------------

As of March 31, 2003, there were no significant differences between the book and tax components of net assets.

5. Capital Loss Carryforward:

At March 31, 2003, the Fund had a net capital loss carryforward of approximately $223,405, of which $41,791 expires in 2006 and $181,614 expires in 2009. This amount will be available to offset like amounts of any future taxable gains.

CMA CALIFORNIA MUNICIPAL MONEY FUND
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of CMA California Municipal Money Fund of
CMA Multi-State Municipal Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CMA California Municipal Money Fund as of March 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.

Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CMA California Municipal Money Fund as of March 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
May 8, 2003

CMA CALIFORNIA MUNICIPAL MONEY FUND
IMPORTANT TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

All of the net investment income distributions paid by CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust during the taxable year ended March 31, 2003 qualify as tax-exempt interest dividends for Federal income tax purposes.

Please retain this information for your records.

CMA CALIFORNIA MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES
--------------------------------------------------------------------------------

                                                                                                          Number of
                                                                                                         Portfolios      Other
                                                                                                           in Fund     Director-
                             Position(s)  Length                                                           Complex       ships
                                Held      of Time                                                        Overseen by    Held by
Name, Address & Age           with Fund   Served      Principal Occupation(s) During Past 5 Years          Trustee      Trustee
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustee
====================================================================================================================================
Terry K. Glenn*               President   1999 to     President and Chairman of Merrill Lynch             118 Funds         None
P.O. Box 9011                 and         present     Investment Managers, L.P. ("MLIM")/Fund          162 Portfolios
Princeton, NJ 08543-9011      Trustee     and 1997    Asset Management, L.P. ("FAM")--Advised
Age: 62                                   to present  Funds since 1999; Chairman (Americas Region)
                                                      of MLIM from 2000 to 2002; Executive Vice
                                                      President of MLIM and FAM (which terms as
                                                      used herein include their corporate predecessors)
                                                      from 1983 to 2002; President of FAM Distributors,
                                                      Inc. ("FAMD") from 1986 to 2002 and Director
                                                      thereof from 1991 to 2002; Executive Vice
                                                      President and Director of Princeton Services,
                                                      Inc. ("Princeton Services") from 1993 to 2002;
                                                      President of Princeton Administrators, L.P. from
                                                      1988 to 2002; Director of Financial Data Services,
                                                      Inc. from 1985 to 2002.
------------------------------------------------------------------------------------------------------------------------------------
*     Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his former positions with FAM, MLIM, FAMD, Princeton Services and Princeton Administrators, L.P. The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
      As Fund President, Mr. Glenn serves at the pleasure of the Board of Trustees.
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                          Number of
                                                                                                         Portfolios      Other
                                                                                                           in Fund     Director-
                             Position(s)  Length                                                           Complex       ships
                                Held      of Time                                                        Overseen by    Held by
Name, Address & Age           with Fund   Served*     Principal Occupation(s) During Past 5 Years          Trustee      Trustee
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
====================================================================================================================================
Ronald W. Forbes              Trustee     1988 to     Professor Emeritus of Finance, School of            45 Funds     None
P.O. Box 9095                             present     Business, State University of New York at         51 Portfolios
Princeton, NJ 08543-9095                              Albany since 2000 and Professor thereof
Age: 62                                               from 1989 to 2000; International Consultant,
                                                      Urban Institute from 1995 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Cynthia A. Montgomery         Trustee     1994 to     Professor, Harvard Business School since 1989;      45 Funds     Unum
P.O. Box 9095                             present     Director, Unum Provident Corporation since        51 Portfolios  Provident
Princeton, NJ 08543-9095                              1990; Director, Newell Rubbermaid, Inc.                          Corporation;
Age: 50                                               since 1995.                                                      Newell
                                                                                                                       Rubbermaid,
                                                                                                                       Inc.
------------------------------------------------------------------------------------------------------------------------------------
Charles C. Reilly             Trustee     1990 to     Self-employed financial consultant since 1990.      45 Funds     None
P.O. Box 9095                             present                                                       51 Portfolios
Princeton, NJ 08543-9095
Age: 71
------------------------------------------------------------------------------------------------------------------------------------
Kevin A. Ryan                 Trustee     1992 to     Founder and Director Emeritus of The Boston         45 Funds     None
P.O. Box 9095                             present     University Center for the Advancement of          51 Portfolios
Princeton, NJ 08543-9095                              Ethics and Character; Professor of Education
Age: 70                                               at Boston University from 1982 to 1999 and
                                                      Professor Emeritus since 1999.
------------------------------------------------------------------------------------------------------------------------------------

CMA CALIFORNIA MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                          Number of
                                                                                                         Portfolios      Other
                                                                                                           in Fund     Director-
                             Position(s)  Length                                                           Complex       ships
                                Held      of Time                                                        Overseen by    Held by
Name, Address & Age           with Fund   Served*     Principal Occupation(s) During Past 5 Years          Trustee      Trustee
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees (concluded)
====================================================================================================================================
Roscoe S. Suddarth            Trustee     2000 to     President, Middle East Institute from 1995 to       45 Funds     None
P.O. Box 9095                             present     2001; Foreign Service Officer, United States      51 Portfolios
Princeton, NJ 08543-9095                              Foreign Service from 1961 to 1995; Career
Age: 67                                               Minister from 1989 to 1995; Deputy Inspector
                                                      General, U.S. Department of State from 1991 to
                                                      1994; U.S. Ambassador to the Hashemite Kingdom
                                                      of Jordan from 1987 to 1990.
------------------------------------------------------------------------------------------------------------------------------------
Richard R. West               Trustee     1988 to     Dean Emeritus of New York University,               45 Funds     Bowne & Co.,
P.O. Box 9095                             present     Leonard N. Stern School of Business               51 Portfolios  Inc.; Vornado
Princeton, NJ 08543-9095                              Administration since 1994.                                       Operating
Age: 65                                                                                                                Company;
                                                                                                                       Vornado
                                                                                                                       Realty Trust;
                                                                                                                       Alexander's,
                                                                                                                       Inc.
------------------------------------------------------------------------------------------------------------------------------------
Edward D. Zinbarg             Trustee     2000 to     Self-employed financial consultant since            45 Funds     None
P.O. Box 9095                             present     1994.                                             51 Portfolios
Princeton, NJ 08543-9095
Age: 68
------------------------------------------------------------------------------------------------------------------------------------
*     The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
------------------------------------------------------------------------------------------------------------------------------------

                             Position(s)  Length
                                Held      of Time
Name, Address & Age           with Fund   Served*     Principal Occupation(s) During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Fund Officers
====================================================================================================================================
Donald C. Burke               Vice        1993 to     First Vice President of MLIM and FAM since 1997 and Treasurer thereof
P.O. Box 9011                 President   present     since 1999; Senior Vice President and Treasurer of Princeton Services since
Princeton, NJ 08543-9011      and         and         1999; Vice President of FAMD since 1999; Director of MLIM Taxation since 1990.
Age: 42                       Treasurer   1999 to
                                          present
------------------------------------------------------------------------------------------------------------------------------------
Kenneth A. Jacob              Senior      2002 to     Managing Director of MLIM since 2000; Director (Tax-Exempt Fixed Income)
P.O. Box 9011                 Vice        present     of MLIM from 1997 to 2000.
Princeton, NJ 08543-9011      President
Age: 51
------------------------------------------------------------------------------------------------------------------------------------
John M. Loffredo              Senior      2002 to     Managing Director of MLIM since 2000; Director (Tax-Exempt Fixed Income)
P.O. Box 9011                 Vice        present     of MLIM from 1998 to 2000.
Princeton, NJ 08543-9011      President
Age: 39
------------------------------------------------------------------------------------------------------------------------------------

CMA CALIFORNIA MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES (CONCLUDED)
--------------------------------------------------------------------------------

                             Position(s)  Length
                                Held      of Time
Name, Address & Age           with Fund   Served*     Principal Occupation(s) During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Fund Officers (concluded)
====================================================================================================================================
Phillip S. Gillespie          Secretary   2000 to     First Vice President of MLIM since 2001; Director (Legal Advisory) of MLIM
P.O. Box 9011                             present     from 2000 to 2001; Vice President of MLIM from 1999 to 2000 and Attorney
Princeton, NJ 08543-9011                              associated with MLIM since 1998; Assistant General Counsel of Chancellor LGT
Age: 39                                               Asset Management, Inc. from 1997 to 1998.
------------------------------------------------------------------------------------------------------------------------------------
*     Officers of the Fund serve at the pleasure of the Board of Trustees.
------------------------------------------------------------------------------------------------------------------------------------

Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210+

+ For inquiries regarding
  your CMA account, call
  800-CMA-INFO or
  800-262-4636.

[LOGO] Merrill Lynch Investment Managers
                                                              [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

CMA California Municipal Money Fund
of CMA Multi-State Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011

[RECYCLED LOGO] Printed on post-consumer recycled paper             #11211--3/03

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request-- N/A (not answered until July 15, 2003 and only annually for funds)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -N/A (not answered until July 15, 2003 and only annually for funds)

Item 4 - Disclose annually only (not answered until December 15, 2003)

      (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

      (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

      (e)(2) Disclose the percentage of services described in each of paragraphs
             (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

      (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

      (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

      (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Item 5 - If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state.

      If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act regarding an exemption from the listing standards for audit committees.

      (Listed issuers must be in compliance with the new listing rules by the earlier of their first annual shareholders meeting after January 2004, or October 31, 2004 (annual requirement))

Item 6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A (not answered until July 1, 2003)

Item 8 -- Reserved

Item 9(a) - Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph. N/A (not answered until July 15, 2003 and only annually for funds)

Item 9(b) -- There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act.
        Attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA California Municipal Money Fund


By: /s/ Terry K. Glenn
    -----------------------------------
    Terry K. Glenn,
    President of
    CMA California Municipal Money Fund

Date: May 21, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    -----------------------------------
    Terry K. Glenn,
    President of
    CMA California Municipal Money Fund

Date: May 21, 2003


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    CMA California Municipal Money Fund

Date: May 21, 2003

Attached hereto as an exhibit are the certifications pursuant to Section 906 of the Sarbanes-Oxley Act.